Loans and Allowance for Loan Losses, Allowance for Loans Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 10
Collectively evaluated for impairment	5,269	6,473
Total ending allowance balance	5,269	6,483	$ 7,160
Loans [Abstract]
Loans individually evaluated for impairment	2,014	10,023
Loans collectively evaluated for impairment	883,035	821,168
Total ending loans balance	885,049	831,191
Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	681	980
Total ending allowance balance	681	980	1,480
Loans [Abstract]
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	297,036	274,425
Total ending loans balance	297,036	274,425
Commercial Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	2,038	2,548
Total ending allowance balance	2,038	2,548	2,431
Loans [Abstract]
Loans individually evaluated for impairment	1,986	5,411
Loans collectively evaluated for impairment	286,769	276,386
Total ending loans balance	288,755	281,797
Commercial and Industrial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	10
Collectively evaluated for impairment	1,293	1,561
Total ending allowance balance	1,293	1,571	1,776
Loans [Abstract]
Loans individually evaluated for impairment	0	4,531
Loans collectively evaluated for impairment	151,232	136,994
Total ending loans balance	151,232	141,525
Consumer [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,257	1,384
Total ending allowance balance	1,257	1,384	$ 1,473
Loans [Abstract]
Loans individually evaluated for impairment	28	81
Loans collectively evaluated for impairment	147,998	133,363
Total ending loans balance	$ 148,026	$ 133,444